Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000163584 | Froneri Lux Finco SARL_5.877_9/30/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163584 | Bausch & Lomb Corp._7.418_1/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163584 | Zayo Group Holdings, Inc._6.782_3/11/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163584 | LSF9 Atlantis Holdings LLC_7.450_3/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163584 | Caesars Entertainment, Inc._5.918_2/6/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | UKG, Inc._6.167_2/10/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | Grant Thornton Advisors LLC_6.418_6/2/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | Cengage Learning, Inc._6.676_3/24/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163584 | Focus Financial Partners LLC_6.16774_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163584 | Dayforce, Inc._6.663_2/4/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163584 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163584 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163584 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163584 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163584 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163584 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163584 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163584 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163584 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163584 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163584 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000163584 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163584 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163584 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163584 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163584 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | Froneri Lux Finco SARL_5.877_9/30/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163585 | Bausch & Lomb Corp._7.418_1/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163585 | Zayo Group Holdings, Inc._6.782_3/11/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163585 | LSF9 Atlantis Holdings LLC_7.450_3/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163585 | Caesars Entertainment, Inc._5.918_2/6/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | UKG, Inc._6.167_2/10/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | Grant Thornton Advisors LLC_6.418_6/2/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | Cengage Learning, Inc._6.676_3/24/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163585 | Focus Financial Partners LLC_6.16774_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163585 | Dayforce, Inc._6.663_2/4/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163585 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163585 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163585 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163585 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163585 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163585 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163585 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163585 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163585 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163585 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163585 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000163585 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163585 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163585 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163585 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | Froneri Lux Finco SARL_5.877_9/30/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163587 | Bausch & Lomb Corp._7.418_1/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163587 | Zayo Group Holdings, Inc._6.782_3/11/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163587 | LSF9 Atlantis Holdings LLC_7.450_3/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163587 | Caesars Entertainment, Inc._5.918_2/6/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | UKG, Inc._6.167_2/10/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | Grant Thornton Advisors LLC_6.418_6/2/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | Cengage Learning, Inc._6.676_3/24/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163587 | Focus Financial Partners LLC_6.16774_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163587 | Dayforce, Inc._6.663_2/4/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163587 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163587 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163587 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163587 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163587 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163587 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163587 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163587 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163587 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163587 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163587 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000163587 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163587 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163587 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163587 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163587 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | Froneri Lux Finco SARL_5.877_9/30/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163586 | Bausch & Lomb Corp._7.418_1/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163586 | Zayo Group Holdings, Inc._6.782_3/11/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163586 | LSF9 Atlantis Holdings LLC_7.450_3/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163586 | Caesars Entertainment, Inc._5.918_2/6/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | UKG, Inc._6.167_2/10/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | Grant Thornton Advisors LLC_6.418_6/2/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | Cengage Learning, Inc._6.676_3/24/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163586 | Focus Financial Partners LLC_6.16774_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163586 | Dayforce, Inc._6.663_2/4/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163586 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163586 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163586 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163586 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163586 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163586 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163586 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163586 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163586 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163586 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163586 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000163586 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163586 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163586 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163586 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | Froneri Lux Finco SARL_5.877_9/30/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163588 | Bausch & Lomb Corp._7.418_1/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163588 | Zayo Group Holdings, Inc._6.782_3/11/2030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163588 | LSF9 Atlantis Holdings LLC_7.450_3/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163588 | Caesars Entertainment, Inc._5.918_2/6/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | UKG, Inc._6.167_2/10/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | Grant Thornton Advisors LLC_6.418_6/2/2031
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | Cengage Learning, Inc._6.676_3/24/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163588 | Focus Financial Partners LLC_6.16774_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163588 | Dayforce, Inc._6.663_2/4/2033
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163588 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163588 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163588 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163588 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163588 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163588 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163588 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163588 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163588 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000163588 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163588 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000163588 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163588 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163588 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163588 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163588 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000267489 | Southern Co._5.500_3/15/2029
Holdings [Line Items]
Percent of Total Investments	2.60%
C000267489 | AT&T, Inc._4.300_12/15/2042
Holdings [Line Items]
Percent of Total Investments	2.60%
C000267489 | GreenSky Home Improvement Issuer Trust_6.220_3/25/2060
Holdings [Line Items]
Percent of Total Investments	2.60%
C000267489 | Eversource Energy_5.125_5/15/2033
Holdings [Line Items]
Percent of Total Investments	2.40%
C000267489 | Energy Transfer LP_5.750_2/15/2033
Holdings [Line Items]
Percent of Total Investments	2.30%
C000267489 | MPLX LP_5.400_9/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267489 | Crown Castle, Inc._5.100_5/1/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267489 | ITC Holdings Corp._5.400_6/1/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267489 | Exelon Corp._5.300_3/15/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267489 | U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267489 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267489 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267489 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267489 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267489 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000267489 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267489 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000267489 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000267489 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000267489 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000267489 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267489 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000267489 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267489 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000267489 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000269735 | Southern Co._5.500_3/15/2029
Holdings [Line Items]
Percent of Total Investments	2.60%
C000269735 | AT&T, Inc._4.300_12/15/2042
Holdings [Line Items]
Percent of Total Investments	2.60%
C000269735 | GreenSky Home Improvement Issuer Trust_6.220_3/25/2060
Holdings [Line Items]
Percent of Total Investments	2.60%
C000269735 | Eversource Energy_5.125_5/15/2033
Holdings [Line Items]
Percent of Total Investments	2.40%
C000269735 | Energy Transfer LP_5.750_2/15/2033
Holdings [Line Items]
Percent of Total Investments	2.30%
C000269735 | MPLX LP_5.400_9/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000269735 | Crown Castle, Inc._5.100_5/1/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000269735 | ITC Holdings Corp._5.400_6/1/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000269735 | Exelon Corp._5.300_3/15/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000269735 | U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	2.10%
C000269735 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000269735 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000269735 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269735 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269735 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000269735 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000269735 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000269735 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000269735 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000269735 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000269735 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000269735 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000269735 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000269735 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000269735 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000267490 | Southern Co._5.500_3/15/2029
Holdings [Line Items]
Percent of Total Investments	2.60%
C000267490 | AT&T, Inc._4.300_12/15/2042
Holdings [Line Items]
Percent of Total Investments	2.60%
C000267490 | GreenSky Home Improvement Issuer Trust_6.220_3/25/2060
Holdings [Line Items]
Percent of Total Investments	2.60%
C000267490 | Eversource Energy_5.125_5/15/2033
Holdings [Line Items]
Percent of Total Investments	2.40%
C000267490 | Energy Transfer LP_5.750_2/15/2033
Holdings [Line Items]
Percent of Total Investments	2.30%
C000267490 | MPLX LP_5.400_9/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267490 | Crown Castle, Inc._5.100_5/1/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267490 | ITC Holdings Corp._5.400_6/1/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267490 | Exelon Corp._5.300_3/15/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267490 | U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267490 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267490 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267490 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267490 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267490 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000267490 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267490 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000267490 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000267490 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000267490 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000267490 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267490 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000267490 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267490 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000267490 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%